Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	26 Months Ended	28 Months Ended		30 Months Ended	40 Months Ended		44 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	68 Months Ended	79 Months Ended			84 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000093655
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%										3.81%							3.12%
Without Sales Load [Member] | C000141927
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%										0.26%							2.25%
Without Sales Load [Member] | C000234589
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%								5.24%
Without Sales Load [Member] | C000234590
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%								5.10%
Without Sales Load [Member] | C000243158
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%				9.72%
Without Sales Load [Member] | C000236700
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%						5.60%
Without Sales Load [Member] | C000243159
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%				6.88%
Without Sales Load [Member] | C000204675
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%										0.57%						2.47%
Without Sales Load [Member] | C000204676
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%										0.56%				1.79%
Without Sales Load [Member] | C000210857
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%										0.54%			1.86%
Without Sales Load [Member] | C000210858
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%										0.52%					1.96%
Without Sales Load [Member] | C000242692
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%					3.00%
Without Sales Load [Member] | C000217186
Average Annual Return [Line Items]
Average Annual Return, Percent	4.33%										0.65%		1.33%
Without Sales Load [Member] | C000217187
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%										0.10%		0.93%
Without Sales Load [Member] | C000217188
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%										(0.33%)		0.55%
Without Sales Load [Member] | C000217189
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%										(0.64%)		0.29%
Without Sales Load [Member] | C000217190
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%										(0.96%)		0.07%
Without Sales Load [Member] | C000220170
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%										(1.61%)	(1.86%)
Without Sales Load [Member] | C000228602
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%									(1.38%)
Without Sales Load [Member] | C000236733
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%							1.38%
Without Sales Load [Member] | C000243160
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%			3.36%
Without Sales Load [Member] | C000243458
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%		5.56%
Without Sales Load [Member] | C000243459
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%		5.87%
Without Sales Load [Member] | C000243460
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%		6.04%
Without Sales Load [Member] | C000243461
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	6.46%
Without Sales Load [Member] | C000243462
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%	6.58%
Without Sales Load [Member] | C000243463
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	6.62%
Without Sales Load [Member] | C000243464
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	6.56%
Without Sales Load [Member] | C000243456
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	6.33%
Without Sales Load [Member] | C000012093
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%										1.41%							2.84%
Without Sales Load [Member] | C000110086
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%										(1.08%)							1.19%
Without Sales Load [Member] | C000138243
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%										1.86%							3.09%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)							1.91%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%										0.28%							2.29%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%								1.52%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%								1.52%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%				5.29%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%						4.05%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%				5.29%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%										1.22%						2.62%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%										1.22%				2.05%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%										1.22%			2.07%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%										1.22%					2.07%
S&P Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%					3.41%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)		0.31%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)		0.31%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)		0.31%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)		0.31%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)		0.31%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)	(0.34%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%									(0.20%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%							3.02%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%			4.80%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%		6.09%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%		6.09%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%		6.09%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	6.41%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	6.41%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	6.41%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	6.41%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	6.41%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)							1.91%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%										(0.26%)							1.91%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%										0.28%							2.29%
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%										3.78%							3.11%
Bloomberg 2028 Term High Yield and Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.15%								5.52%
Bloomberg 2029 Term High Yield and Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%								5.24%
Bloomberg 2030 Term High Yield and Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%				9.91%
Bloomberg December 2032 Maturity Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%						5.59%
Bloomberg December 2033 Maturity Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%				6.92%
S&P AMT-Free Municipal Series Dec 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%										0.83%						2.51%
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%										0.83%				1.94%
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%										0.74%			1.98%
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%										0.70%					2.00%
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.97%					2.48%
ICE 2025 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%										0.66%		1.36%
ICE 2026 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%										0.13%		0.97%
ICE 2027 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%										(0.30%)		0.60%
ICE 2028 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%										(0.61%)		0.34%
ICE 2029 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%										(0.93%)		0.10%
ICE 2030 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%										(1.57%)	(1.82%)
ICE 2031 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%									(1.32%)
ICE 2032 Maturity US Treasury Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%							1.42%
ICE 2033 Maturity US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%			3.39%
ICE 2026 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%		5.66%
ICE 2027 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		5.98%
ICE 2028 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%		6.13%
ICE 2029 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	6.54%
ICE 2030 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	6.67%
ICE 2031 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	6.72%
ICE 2032 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%	6.66%
ICE 2033 Maturity US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	6.39%
ICE U.S. Treasury Inflation Linked Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%										1.61%							3.01%
ICE U.S. Treasury Core Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%										(1.03%)							1.27%
Morningstar U.S. Bond Market Yield-Optimized Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%										1.68%							2.95%